Assets and liabilities held for sale (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended		1 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Jul. 31, 2012 Sell of manganese ferroalloys operations	Jun. 30, 2012 Sell of manganese ferroalloys operations	Jun. 30, 2012 Vale Manganese France SAS	Jun. 30, 2012 Vale Manganese Norway AS
Sell manganese ferroalloys operations
Gain (loss) on sale of assets	$ (377)	$ (377)	$ 1,513	$ 22
Cash receivable under sale of business				160
Ownership (as a percent)						100.00%	100.00%
Assets held for sale
Accounts receivable					46
Recoverable taxes					6
Inventories					91
Property, plant and equipment					42
Other					2
Total					187
Liabilities associated with assets held for sale
Suppliers					20
Deferred income tax					4
Other					8
Total					$ 32